PREPAYMENTS AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2023
PREPAYMENTS AND OTHER CURRENT ASSETS
PREPAYMENTS AND OTHER CURRENT ASSETS

6. PREPAYMENTS AND OTHER CURRENT ASSETS

	As of December 31,
	2022	2023	2023
	RMB	RMB	US$
	(in thousands)
Deferred channel and other costs (Note 4)	84,355	63,235	8,906
VAT prepayments	12,657	13,916	1,960
Prepayments of marketing expenses	2,728	3,099	436
Advances to suppliers	703	1,174	165
Others	2,322	8,087	1,140
	102,765	89,511	12,607